Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$80,360,967	$(3,335,273)	$77,025,694
Improvements, and other vessel costs	50,489	—	50,489
Depreciation	—	(4,308,390)	(4,308,390)
Balance December 31, 2024	$80,411,456	$(7,643,663)	$72,767,793
Acquisitions, improvements and other vessel costs	67,811,161	—	67,811,161
Spin-off of Handysize tanker vessel (Note 1)	(8,912,837)	2,199,697	(6,713,140)
Vessel disposals	(37,139,899)	3,892,757	(33,247,142)
Depreciation	—	(4,438,110)	(4,438,110)
Balance December 31, 2025	$102,169,881	$(5,989,319)	$96,180,562